Stock-Based Compensation (Details) - Schedule of Nonvested Restricted Stock Units - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Nonvested Restricted Stock Units [Line Items]
Shares, Nonvested Ending Balance		436,259	353,817
Weighted- Average Grant Date Fair Value, Nonvested Ending Balance		$ 6.43	$ 11
Shares, Granted		503,390
Weighted- Average Grant Date Fair Value, Granted	$ 0.56	$ 3.07
Shares, Vested/Release		(398,492)
Weighted- Average Grant Date Fair Value, Vested/Release	1.1	$ 6.12
Shares, Cancelled/Forfeited		(22,456)
Weighted- Average Grant Date Fair Value, Cancelled/Forfeited	$ 4.61	$ 8.72